Assets and Liabilities Held for Sale/Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Held for Sale/Discontinued Operations
Note 33 - Assets and Liabilities Held for Sale/ Discontinued Operations
Sale of jackup units in the Kingdom of Saudi Arabia
On September 1, 2022, Seadrill entered into the Jackup SPA with subsidiaries of ADES for the sale of the entities that own and operate seven jackup units (the
“Jackup Sale
”) in the Kingdom of Saudi Arabia (the “
KSA Business
”). The sale represented a strategic shift in Seadrill’s operations which will have a major effect on its operations and financial results going forward and therefore we have reclassified the KSA Business as a discontinued operation and its results have been reported separately from Seadrill’s continuing operations for both the current and comparative periods. In addition, the assets and liabilities of the KSA Business were reclassified as held for sale as of September 1, 2022. We ceased all depreciation and amortization of held for sale non-current
assets at the point they qualified as held for sale.
On October 18, 2022, the Jackup Sale closed and the rigs
AOD I, AOD II, AOD III, West Callisto, West Ariel, West Cressida
, and
West Leda
are now owned by ADES. ADES employs the crews operating the rigs and holds the drilling contract related to the rigs. The consideration for the Jackup Sale was $670 million, comprising initial consideration of $628 million and reimbursements to Seadrill of $50 million for estimated working capital and project costs spent, at the time of closing, in relation to the reactivation of the three stacked jackups: the
West Ariel
,
West Cressida
and
West Leda
, less $8 million held in escrow until completion of these rig reactivation projects. The consideration is subject to any further adjustment for working capital, project costs, and other items. We have determined an accounting gain on disposal of $276 million, subject to final post-closing adjustments.

Disposal of 65% interest in Seadrill New Finance Limited
As set out in “Note 4 - Chapter 11 proceedings”, the Company concluded a comprehensive restructuring of its balance sheet on February 22, 2022. As part of this wider restructuring process, the Company sold 65% of its equity interest in NSNCo on January 20, 2022. Prior to year end, on November 2, 2021, NSNCo completed the acquisition of the residual 50% equity interest in SeaMex Ltd, a company that it had previously held as a joint venture with Fintech. The consideration of the business combination was $0.4 billion, based on the value of the various forms of debt instruments forgiven and owed to NSNCo. The agreed sale of 65% of NSNCo meant that the assets and liabilities were to be classified as held for sale as at December 31, 2021 and any financial information generated would be reported as “discontinued operations”.
The table below shows the assets and liabilities classified as held for sale as at December 31, 2021, and December 31, 2020:

	As at December 31, 2021			As at December 31, 2020
(In $ millions)	NSNCo	Jackup Sale	Total	NSNCo	Jackup Sale	Total
Assets held for sale
Current	1,103	42	1,145	74	35	109
Non-current	—	347	347	611	365	976

Total assets held for sale	1,103	389	1,492	685	400	1,085

Liabilities associated with assets held for sale
Current	948	35	983	546	146	692
Liabilities subject to compromise	—	118	118	—	—	—
Non-current	—	2	2	—	—	—

Total liabilities associated with assets held for sale	948	155	1,103	546	146	692

The table below shows the income/(loss) from discontinued operations:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
NSNCo	5	(215)	(502)
Jackup Sale	(20)	(18)	(17)

Total loss from discontinued operations, net of tax	(15)	(233)	(519)

Basic/diluted loss per share from discontinued operations	(0.15)	(2.32)	(5.18)
The table below shows the cash flows from discontinued
operations:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Net cash (used in)/provided by operating activities	(5)	(22)	7
NSNCo	(18)	(24)	(33)
Jackup Sale	13	2	40
Net cash provided by investing activities	23	36	47
NSNCo	23	36	47
Jackup Sale	—	—	—
Net cash used in used in financing activities	—	(96)	(333)
NSNCo	—	—	(333)
Jackup Sale	—	(96)	—

Further details over held for sale assets connected to the Jackup Sale
The table below shows the carrying amounts of major classes of assets and liabilities classified as held-for-sales:

(In $ millions)	As at December 31, 2021	As at December 31, 2020
Carrying amounts of major classes of assets included as part of discontinued operations
Cash and cash equivalents	19	6
Accounts receivable	12	15
Drilling units	346	365
Other assets	12	14

Total assets of discontinued operations classified as held for sale	389	400

Carrying amounts of major classes of liabilities included as part of discontinued operations
Trade accounts payable	6	4
Long-term debt (including current portion)	—	117
Uncertain tax positions	2	—
Other liabilities	29	25

Total liabilities of discontinued operations classified as held for sale	37	146

Carrying amounts of liabilities subject to compromise included as part of discontinued operations
Liabilities subject to compromise	118	—
Major classes of line items constituting loss of discontinued operations:

(In $ millions, except per share data)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues
Contract revenues	101	98	134

Total operating revenues	101	98	134

Operating expenses
Operating expenses	(102)	(99)	(133)

Total operating expenses	(102)	(99)	(133)

Operating (loss)/profit	(1)	(1)	1

Financial and other non-operating items
Interest income	—	1	2
Interest expense	—	(11)	(14)
Reorganization items, net	(14)	—	—
Other financial items	—	(2)	(2)

Total financial items	(14)	(12)	(14)

Net loss before tax from discontinued operations	(15)	(13)	(13)

Income tax expense	(5)	(5)	(4)

Net loss after tax from discontinued operations	(20)	(18)	(17)

Basic loss per share from discontinued operations	(0.20)	(0.18)	(0.16)
Diluted loss per share from discontinued operations	(0.20)	(0.18)	(0.16)

Further details over held for sale assets connected to the disposal of 65% interest in Seadrill New Finance Limited
The table below shows the carrying amounts of major classes of assets and liabilities classified as held-for-sales:

(In $ millions)	As at December 31, 2021	As at December 31, 2020
Carrying amounts of major classes of assets included as part of discontinued operations
Cash and cash equivalents	48	35
Restricted cash	21	29
Accounts receivable	318	—
Intangible drilling contracts	165	—
Drilling units	215	—
Investment in associated companies	239	224
Amount due from related parties	69	387
Deferred tax assets	6	—
Other assets	22	10

Total assets of discontinued operations classified as held for sale	1,103	685

Carrying amounts of major classes of liabilities included as part of discontinued operations
Trade accounts payable	7	—
Amounts due to related parties	12	—
Long-term debt	814	515
Uncertain tax positions	25	—
Other liabilities	90	31

Total liabilities of discontinued operations classified as held for sale	948	546

Major classes of line items constituting profit/(loss) of discontinued operations:

(In $ millions, except per share data)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues
Contract revenues	36	—	—

Total operating revenues	36	—	—

Operating expenses
Operating expenses	(27)	—	—

Total operating expenses	(27)	—	—

Operating profit	9	—	—

Financial and other non-operating items
Interest income	18	26	34
Interest expense	(77)	(60)	(66)
Share in results from associated companies (net of tax)	14	(77)	(93)
Loss on impairment of investments	—	(47)	(296)
Loss impairment of convertible bond from related party	—	(29)	(11)
Net loss on debt extinguishments	—	—	(22)
Gain/(loss) on marketable securities	2	(3)	(46)
Other financial items	37	(24)	(1)

Total financial items	(6)	(214)	(501)

Net profit/(Loss) before tax from discontinued operations	3	(214)	(501)

Income tax benefit/(expense)	2	(1)	(1)

Net profit/(Loss) after tax from discontinued operations	5	(215)	(502)

Basic Earning/(Loss) per share from discontinued operations	0.05	(2.14)	(5.02)
Diluted Earning/(Loss) per share from discontinued operations	0.05	(2.14)	(5.02)

Related party transactions
Seabras Sapura guarantees—
In November 2012, a subsidiary of Seabras Sapura Participações S.A. entered into a $179 million senior secured credit facility agreement in order to part fund the acquisition of the Sapura Esmeralda pipe-laying support vessel, with a maturity in 2032. During 2013 an additional facility of $36 million was entered into, but this facility matured in 2020. As a condition to the lenders making the loan available, a subsidiary of Seadrill has provided a sponsor guarantee, on a joint and several basis with the joint venture partner, Sapura Energy, in respect of the obligations of the borrower. The total amount guaranteed by the joint venture partners as at December 31, 2021 was $127 million (December 31, 2020: $132 million).